Goodwill and Intangible assets, net - Future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 2,224
2026	1,472
2027	855
2028	647
2029	363
2030	16
Total intangible assets, net	$ 5,577	$ 4,785